UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ------------------
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TRG Management LP
              -----------------------------------
Address:      280 Park Avenue, 27th Floor
              -----------------------------------
              New York, New York 10017
              -----------------------------------

Form 13F File Number: 028-11909
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Guido Mosca
       ----------------------------------
Title:   Director of Portfolio Management
       ----------------------------------
Phone:   (212) 984-2900
       ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Guido Mosca                   New York, NY              May 13, 2011
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                                 -----------------
Form 13F Information Table Entry Total:            36
                                                 -----------------
Form 13F Information Table Value Total:            $142,119
                                                 -----------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
                      TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER       CLASS        CUSIP     (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS    SOLE     SHARED  NONE
------------------ -------------- ---------- ----------- ------------ ------ ----- ------------ ----------- ---------- ------ ------
7 DAYS GROUP
HLDGS LTD          ADR             81783J101      132        6500      SH              SOLE                     6500     0       0
ADVANCED
SEMICONDUCTOR ENGR SPONSORED ADR   00756M404      412       75100      SH              SOLE                    75100     0       0
AMERICA MOVIL SAB
DE CV              SPON ADR L SHS  02364W105     6391      110000      SH              SOLE                   110000     0       0
BANCO SANTANDER
BRASIL S A         ADS REP 1 UNIT  05967A107      136       11100      SH              SOLE                    11100     0       0
BANCO SANTANDER
CHILE NEW          SP ADR REP COM  05965X109     1916       22100      SH              SOLE                    22100     0       0
BRASIL TELECOM SA  SPONS ADR PFD   10553M101      421       15600      SH              SOLE                    15600     0       0
CNOOC LTD          SPONSORED ADR   126132109      127         500      SH              SOLE                      500     0       0
COMPANHIA DE
SANEAMENTO BASI    SPONSORED ADR   20441A102      429        7300      SH              SOLE                     7300     0       0
COMPANHIA
ENERGETICA DE MINA SP ADR N-V PFD  204409601      135        7000      SH              SOLE                     7000     0       0
COMPANHIA
PARANAENSE ENERG C SPON ADR PFD    20441B407      136        4900      SH              SOLE                     4900     0       0
ECOPETROL S A      SPONSORED ADS   279158109      417       10000      SH              SOLE                    10000     0       0
GERDAU S A         SPONSORED ADR   373737105      407       32600      SH              SOLE                    32600     0       0
GRUPO FINANCIERO
GALICIA S A        SP ADR 10 SH B  399909100      311       25000      SH              SOLE                    25000     0       0
HOME INNS & HOTELS
MGMT INC           SPON ADR        43713W107      198        5000      SH              SOLE                     5000     0       0
ISHARES INC        MSCI BRAZIL     464286400     1581       20400      SH              SOLE                    20400     0       0
ISHARES INC        MSCI MEX INVEST 464286822      165        2622      SH              SOLE                     2622     0       0
                   FTSE
ISHARES TR         CHINA25 IDX     464287184     4704      104750      SH              SOLE                   104750     0       0
ISHARES TR         MSCI EMERG MKT  464287234    51018     1047800      SH              SOLE                  1047800     0       0
ISHARES TR         MSCI EMERG MKT  464287234    52585     1080000      SH    PUT       SOLE                  1080000     0       0
JA SOLAR HOLDINGS
CO LTD             SPON ADR        466090107      540       77100      SH              SOLE                    77100     0       0
KT CORP            SPONSORED ADR   48268K101      137        7000      SH              SOLE                     7000     0       0
LDK SOLAR CO LTD   SPONSORED ADR   50183L107      548       44800      SH              SOLE                    44800     0       0
MARKET VECTORS
ETF TR             RUSSIA ETF      57060U506     6428      154400      SH              SOLE                   154400     0       0
MARKET VECTORS
ETF TR             RUSSIA ETF      57060U506     4163      100000      SH    CALL      SOLE                   100000     0       0
NORTHERN DYNASTY
MINERALS LT        COM NEW         66510M204      226       15000      SH              SOLE                    15000     0       0
SASOL LTD          SPONSORED ADR   803866300      133        2300      SH              SOLE                     2300     0       0
SILICONWARE
PRECISION INDS L   SPONSD ADR SPL  827084864      406       67200      SH              SOLE                    67200     0       0
SPREADTRUM
COMMUNICATIONS IN  ADR             849415203      128        6900      SH              SOLE                     6900     0       0
STERLITE INDS
INDIA LTD          ADS             859737207      133        8600      SH              SOLE                     8600     0       0
SUNTECH PWR HLDGS
CO LTD             ADR             86800C104      273       27700      SH              SOLE                    27700     0       0
TAIWAN
SEMICONDUCTOR
MFG LTD            SPONSORED ADR   874039100      144       11800      SH              SOLE                    11800     0       0
TELE NORTE LESTE
PART S A           SPON ADR PFD    879246106      144        8200      SH              SOLE                     8200     0       0
TELEFONOS DE
MEXICO S A B       SPON ADR ORD L  879403780     1643       90000      SH              SOLE                    90000     0       0
TRINA SOLAR
LIMITED            SPON ADR        89628E104      427       14200      SH              SOLE                    14200     0       0
VALE S A           ADR REPSTG PFD  91912E204      133        4500      SH              SOLE                     4500     0       0
VANGUARD INTL      MSCI EMR
EQUITY INDEX F     MKT ETF         922042858     4892      100000      SH              SOLE                   100000     0       0